LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

		June 30,	December 31,
	Balance Sheet	2025	2024
	Classification	(in thousands)
Assets
Operating leases	Right-of-use assets	$7,500	$6,931
Finance leases	Right-of-use assets	10,101	9,252
Total assets		$17,601	$16,183

Liabilities Current liabilities
Operating leases	Current portion of long-term debt	$762	$635
Finance leases	Current portion of long-term debt	147	390
Total current liabilities		909	1,025
Noncurrent liabilities
Operating leases	Long-term debt	6,341	5,893
Finance leases	Long-term debt	129	182
Total noncurrent liabilities		6,470	6,075
Total liabilities		$7,379	$7,100

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	June 30,	December 31,
	2025	2024
Operating leases	5.2%	5.2%
Finance leases	7.0%	7.0%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	June 30, 2025	December 31, 2024
Operating leases	9.5 years	9.5 years
Finance leases	0.2 years	0.5 years

SCHEDULE OF LEASE EXPENSE

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
	(in thousands)
Operating lease cost	$381	$328
Finance lease cost:
Amortization of right-of-use assets	262	303
Interest on lease liabilities	17	50
Total lease cost	$660	$681

SCHEDULE OF FUTURE MATURITIES OF LEASE LIABILITIES

As of June 30, 2025, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2025	$647	$186
2026	1,148	128
2027	1,076	95
2028	1,042	40
2029	972	-
Thereafter	4,299	-
Total lease payments	9,184	449
Less: Interest	(2,081)	(173)
Present value of lease liabilities	$7,103	$276

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the six months ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$381	$328
Operating cash flows for finance leases	$262	$303
Financing cash flows for finance leases	$17	$50